Document and Entity Information	0 Months Ended
Nov. 19, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 19, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Nov. 19, 2013
Document Effective Date	Nov. 19, 2013
Prospectus Date	Nov. 18, 2013
Smith Group Large Cap Core Growth Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	BSLGX
Smith Group Small Cap Focused Growth Fund | Investor Class Shares
Risk/Return:
Trading Symbol	SGSNX
Smith Group Small Cap Focused Growth Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	SGSVX